Consolidated Balance Sheets [Parenthetical] - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	7,425,370
Preferred Stock, Shares Outstanding	0	7,425,370
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	750,000,000	750,000,000
Common Stock, Shares, Issued	628,860,630	445,408,977
Common Stock, Shares, Outstanding	628,860,630	445,408,977
Predecessor [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0
Preferred Stock, Shares Authorized		3,000,000
Preferred Stock, Shares Issued		133,334
Preferred Stock, Shares Outstanding		133,334
Common Stock, Par or Stated Value Per Share		$ 0
Common Stock, Shares Authorized		12,000,000
Common Stock, Shares, Issued		7,998,001
Common Stock, Shares, Outstanding		7,998,001